Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Inventories
Schedule of inventories
	March 31, 2013	December 31, 2012
	(in thousands)
Finished goods	$257,594	$269,460
Raw materials and precious metals	152,170	158,110
In-process inventories	54,227	42,723
Parts and supplies	29,337	29,169

	$493,328	$499,462

	December 31,
	2012	2011
	(in thousands)
Finished goods	$269,460	$316,654
Raw materials and precious metals	158,110	154,530
In-process inventories	42,723	115,090
Parts and supplies	29,169	27,056

	$499,462	$613,330